SCHEDULE OF INVENTORY (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Finished goods	$ 3,245,552
Raw materials	1,167,323
Total inventory, net	$ 4,412,875